Share capital - Deferred share units (Details) - DSUs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	44,623	0
Number of options granted	51,468	44,623
Number of options exercised	(11,510)	0
Number of options outstanding, ending	84,581	44,623
Weighted average exercise price, Options outstanding, beginning	$ 3.41	$ 0
Weighted average exercise price, Options granted	3.41	3.41
Weighted average exercise price, Options exercised	3.41	0
Weighted average exercise price, Options outstanding, ending	$ 3.41	$ 3.41